Summary of Significant Accounting Policies - Intangible assets (Details)	Dec. 31, 2025
Customer relationship
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	8 years
Supplier relationship
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	3 years
Minimum | Developed technology
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	7 years
Minimum | License and in-process research and development intangible assets
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	5 years
Minimum | Software, trade names and others
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	3 years
Maximum | Developed technology
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Maximum | License and in-process research and development intangible assets
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Maximum | Software, trade names and others
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years